Goodwill and Other Intangible Assets - Intangible assets other than goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets subject to amortization
Gross Carrying Amount	$ 192,955	$ 177,395	$ 173,414
Accumulated Amortization	(146,395)	(131,082)	(119,642)
Net Book Value	46,560	46,313	53,772
Intangible assets not subject to amortization
In-process research and development			229
Total intangible assets Net Book Value	46,560	46,313	54,001
Total intangible assets Gross Carrying Amount		177,395	173,643
Total intangible assets Net Book Value	46,560	$ 46,313	54,001
Maximum
Intangible assets not subject to amortization
Estimated useful lives of intangible assets		10 years
Minimum
Intangible assets not subject to amortization
Estimated useful lives of intangible assets		3 years
Software and technology
Intangible assets subject to amortization
Gross Carrying Amount	68,650	$ 66,063	66,251
Accumulated Amortization	(62,661)	(58,866)	(57,937)
Net Book Value	$ 5,989	$ 7,197	8,314
Intangible assets not subject to amortization
Estimated useful lives of intangible assets	3 years	3 years
Customer relationships
Intangible assets subject to amortization
Gross Carrying Amount	$ 98,602	$ 88,904	86,364
Accumulated Amortization	(68,217)	(59,744)	(52,753)
Net Book Value	$ 30,385	$ 29,160	33,611
Customer relationships | Maximum
Intangible assets not subject to amortization
Estimated useful lives of intangible assets	10 years	10 years
Customer relationships | Minimum
Intangible assets not subject to amortization
Estimated useful lives of intangible assets	3 years	3 years
Trademarks
Intangible assets subject to amortization
Gross Carrying Amount	$ 25,353	$ 22,278	20,799
Accumulated Amortization	(15,466)	(12,461)	(8,952)
Net Book Value	$ 9,887	$ 9,817	11,847
Trademarks | Maximum
Intangible assets not subject to amortization
Estimated useful lives of intangible assets	10 years	10 years
Trademarks | Minimum
Intangible assets not subject to amortization
Estimated useful lives of intangible assets	3 years	3 years
Non-compete agreements
Intangible assets subject to amortization
Gross Carrying Amount	$ 350	$ 150
Accumulated Amortization	(51)	(11)
Net Book Value	$ 299	$ 139
Intangible assets not subject to amortization
Estimated useful lives of intangible assets	5 years	5 years
In Process Research and Development [Member]
Intangible assets not subject to amortization
In-process research and development			$ 229